SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2023
Segmented Information
21.	SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of March 31, 2023.

The Company’s revenues for the three months ended March 31, 2023 of $9,825 (March 31, 2022 - $11,050) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	March 31, 2023	March 31, 2022

Silver	$3,608	$3,896
Gold	3,135	2,442
Copper	4,689	7,053
Penalties, treatment costs and refining charges	(1,607)	(2,344)

Total revenue from mining operations	$9,825	$11,050

For the three months ended March 31, 2023, the Company had two customers (March 31, 2022 – four customer) that accounted for total revenues as follows:

	March 31, 2023	March 31, 2022

Customer #1	$9,225	$8,985
Customer #2	600	-
Other customers	-	2,065

Total revenue from mining operations	$9,825	$11,050

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	March 31, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,093	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,094	$49,804

	March 31, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$48,368	$43,812
Plant, equipment, and mining properties - Canada	240	244
Total plant, equipment, and mining properties	$48,608	$44,056